Borrowings - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities
Subordinated borrowings	¥ 414,500	¥ 414,500
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2024	2023
Long-term borrowings, Maturities end period	2067	2067
Fixed-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Fixed-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	59.67%	42.44%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2024	2023
Long-term borrowings, Maturities end period	2062	2061
Floating-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Floating-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	13.18%	12.90%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2024	2023
Long-term borrowings, Maturities end period	2054	2053
Index / Equity-linked obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Index / Equity-linked obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	26.00%	28.20%